Employee Benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) defined_benefit_plan	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Retirement Benefits [Abstract]
Total expense under employee benefit plans	$ 4.1	$ 4.5	$ 4.5
Company matching contributions	$ 0.1	0.1	$ 0.1
Number of defined benefit plans | defined_benefit_plan	7
Liability under the defined benefit plans	$ 8.4	$ 7.4